UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

to Shareholders

NY Tax Free Money Fund

Tax-Exempt New York Money Market Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
12 Financial Highlights
13 Notes to Financial Statements
18 Information About Your Fund's Expenses
20 Other Information
21 Advisory Agreement Board Considerations and Fee Evaluation
25 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2015 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 86.1%
New York
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.07%*, 7/1/2037, LOC: Wells Fargo Bank NA	1,200,000	1,200,000
Nassau, NY, Health Care Corp. Revenue, 0.07%*, 8/1/2029, LOC: TD Bank NA	1,000,000	1,000,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.07%*, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series E, 144A, 5.0%, 8/15/2015	500,000	503,019
Series F, 144A, 5.0%, 2/15/2016	695,000	715,783
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc., Series A-1, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	900,000	900,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 144A, 4.0%, 8/15/2015	500,000	502,370
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.08%*, 5/1/2050, LOC: Bank of China	1,450,000	1,450,000
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.06%*, 5/1/2045, LOC: Wells Fargo Bank NA	2,180,000	2,180,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.08%*, 5/15/2037, LIQ: Fannie Mae	1,000,000	1,000,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.06%*, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,050,000	1,050,000
New York, State Power Authority:
0.07%**, Mandatory Put 9/1/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	1,280,000	1,280,000
0.07%**, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	600,000	600,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 144A, 4.0%, 4/1/2016	500,000	513,865
New York, State Urban Development Corp. Revenue, Series A3C, 0.1%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	400,000	400,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A1, 144A, 4.0%, 12/15/2015	1,000,000	1,017,551
Series A, 144A, 5.0%, 3/15/2016	500,000	516,628
New York City, NY, Health & Hospital Corp., Health Systems:
Series C, 144A, 0.06%*, 2/15/2031, LOC: TD Bank NA	1,100,000	1,100,000
Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,400,000	1,400,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.05%*, 10/15/2041, LIQ: Fannie Mae	1,600,000	1,600,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, The Plaza Residences LP, Series A, AMT, 0.11%*, 7/1/2039, LOC: Citibank NA	1,365,000	1,365,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.08%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	165,000	165,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 5.0%, 11/1/2015	845,000	858,676
Series A-1, ETM, 5.0%, 11/1/2015	15,000	15,243
Series I-2, 5.0%, 11/1/2015	475,000	482,638
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-1, 144A, 5.0%, 7/15/2016	790,000	827,811
New York, NY, General Obligation, Series H, 2.0%, 8/1/2015	1,285,000	1,287,052
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.08%*, 6/1/2021, LIQ: Citibank NA	1,580,000	1,580,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.07%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,500,000	1,500,000
Total Municipal Investments (Cost $27,610,636)		27,610,636

Preferred Shares of Closed-End Investment Companies 8.7%
New York
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.15%*, 10/1/2041, LIQ: Barclays Bank PLC	1,200,000	1,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.15%*, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Total Preferred Shares of Closed-End Investment Companies (Cost $2,800,000)		2,800,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,410,636)†	94.8	30,410,636
Other Assets and Liabilities, Net	5.2	1,674,083
Net Assets	100.0	32,084,719

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of June 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

† The cost for federal income tax purposes was $30,410,636.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$27,610,636	$—	$27,610,636
Preferred Shares of Closed-End Investment Companies	—	2,800,000	—	2,800,000
Total	$—	$30,410,636	$—	$30,410,636

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$30,410,636
Cash	20,958
Receivable for investments sold	1,595,000
Receivable for Fund shares sold	2,105
Interest receivable	85,810
Due from Advisor	11,426
Other assets	15,316
Total assets	32,141,251
Liabilities
Payable for Fund shares redeemed	2,105
Distributions payable	166
Accrued Trustees' fees	445
Other accrued expenses and payables	53,816
Total liabilities	56,532
Net assets, at value	$32,084,719
Net Assets Consist of
Undistributed net investment income	3,142
Accumulated net realized gain (loss)	(4,697)
Paid-in capital	32,086,274
Net assets, at value	$32,084,719
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($31,057,223 ÷ 31,080,742 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00
Tax-Exempt New York Money Market Fund Net Asset Value, offering and redemption price per share ($1,027,496 ÷ 1,028,274 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$17,196
Total income	17,196
Expenses: Management fee	21,490
Administration fee	17,909
Services to shareholders	44,930
Distribution and service fees	33,038
Custodian fee	2,908
Professional fees	31,187
Reports to shareholders	25,099
Registration fees	15,094
Trustees' fees and expenses	2,054
Other	2,636
Total expenses before expense reductions	196,345
Expense reductions	(180,941)
Total expenses after expense reductions	15,404
Net investment income	1,792
Net realized gain (loss) from investments	(218)
Net increase (decrease) in net assets resulting from operations	$1,574

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income	$1,792	$4,547
Net realized gain (loss) from investments	(218)	1,649
Net increase (decrease) in net assets resulting from operations	1,574	6,196
Distributions to shareholders from: Net investment income Investment Class	(1,746)	(5,299)
Tax-Exempt New York Money Market Fund	(44)	(158)
Total distributions	(1,790)	(5,457)
Fund share transactions: Investment Class Proceeds from shares sold	78,629,240	133,857,114
Reinvestment of distributions	607	1,577
Payments of shares redeemed	(89,229,637)	(134,804,489)
Net increase (decrease) in net assets from Investment Class share transactions	(10,599,790)	(945,798)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	709,276	1,572,242
Reinvestment of distributions	44	157
Payments for shares redeemed	(429,844)	(3,216,474)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	279,476	(1,644,075)
Increase (decrease) in net assets	(10,320,530)	(2,589,134)
Net assets at beginning of period	42,405,249	44,994,383
Net assets at end of period (including undistributed net investment income of $3,142 and $3,140, respectively)	$32,084,719	$42,405,249

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Investment Class
Shares outstanding at beginning of period	41,680,532	42,626,330
Shares sold	78,629,240	133,857,114
Shares issued to shareholders in reinvestment of distributions	607	1,577
Shares redeemed	(89,229,637)	(134,804,489)
Net increase (decrease) in Fund shares from Investment Class share transactions	(10,599,790)	(945,798)
Shares outstanding at end of period	31,080,742	41,680,532
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	748,798	2,392,873
Shares sold	709,276	1,572,242
Shares issued to shareholders in reinvestment of distributions	44	157
Shares redeemed	(429,844)	(3,216,474)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	279,476	(1,644,075)
Shares outstanding at end of period	1,028,274	748,798

The accompanying notes are an integral part of the financial statements.

Financial Highlights
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000	***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	b**	.01		.01		.01		.01		.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		2		13		16		15
Ratio of expenses before expense reductions (%)	1.33	*	1.23		1.12		1.11		1.05		.88
Ratio of expenses after expense reductions (%)	.09	*	.09		.15		.20		.27		.32
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005%. * Annualized ** Not annualized *** Amount is less than $.0005 per share.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

NY Tax Free Money Fund (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Investment Class are provided separately and are available upon request.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $4,000, including $1,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first; and $3,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays an annual management fee of 0.12% based on the Fund's average daily assets, computed and accrued daily and payable monthly.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Accordingly, for the six months ended June 30, 2015, the fee pursuant to the Investment Management Agreement aggregated $21,490, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee for the Fund was $17,909, all of which was waived.

In addition, the Advisor waived $64,355 of other expenses.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DSC was as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2015
Investment Class	$43,407	$43,407	$—
Tax-Exempt New York Money Market Fund	753	742	11
	$44,160	$44,149	$11

Distribution and Service Fees. DeAWM Distributors, Inc. ("DDI") is the Fund's distributor. The Tax-Exempt New York Money Market Fund shares of the Fund pays DDI an annual fee, pursuant to a Rule 12b-1 plan, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund shares' average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
Tax-Exempt New York Money Market Fund	$2,274	$2,274

In addition, DDI provides information and administrative services for a fee ("Service Fee") to the Investment Class Shares of the Fund at an annual rate of up to 0.25% of average daily net assets of the Investment Class Shares of the Fund. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
Investment Class	$30,764	$30,764	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,062, of which $10,415 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Fund.

At June 30, 2015, one shareholder account held approximately 60% of the outstanding shares of the Fund.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015 (Unaudited)
Actual Fund Return	Tax-Exempt New York Money Market Fund
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,000.05
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return	Tax-Exempt New York Money Market Fund
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,024.35
Expenses Paid per $1,000*	$.45

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Tax-Exempt New York Money Market Fund
NY Tax Free Money Fund	.09%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of NY Tax Free Money Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Investment Class shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Investment Class shares (1st quartile) and higher than the median of the applicable Lipper expense universe for Tax-Exempt New York Money Market Fund shares (4th quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

TEN Y-3
(R-028302-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 28, 2015